Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2017 and 2016.

Use of Estimates

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (loss)

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

Foreign Currency Translation

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Restricted Cash	Restricted Cash: Restricted cash, when applicable, includes minimum cash deposits required to be maintained under the Company's borrowing arrangements.
Accounts Receivable, Trade

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight, demurrage billings and for any deducted bunkers costs relating to the next period. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2017 and 2016.

Inventories

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or net realizable value. Cost is determined by the first in, first out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by her previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Prepaid/Deferred Charter Revenue

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at their relative fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. In determining the relative fair value, when the present value of the contractual cash flows of the time charter assumed is different than its current fair value, the difference, capped to the excess between the acquisition cost and the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue or as deferred revenue, respectively. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Vessel Cost

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Vessel Depreciation

  Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel's salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for all vessels in the fleet. Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life is adjusted at the date such regulations are adopted.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The Company also takes into account factors such as the vessels' age and employment prospects under the then current market conditions, and determines the future undiscounted cash flows considering its various alternatives, including sale possibilities existing for each vessel as of the testing dates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based, to the extent applicable, on the most recent 10 year average historical 6-12 months' time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3.5%.  Effective fleet utilization is assumed to 98% in the Company's exercise, if vessel not laid-up, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The review of the vessel's carrying amounts in connection with the estimated recoverable amounts for 2017, 2016 and 2015 indicated impairment charges for certain of the Company's vessels, which are separately reflected in the accompanying consolidated statements of operations (Note 5).

Assets held for sale

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily keep them until the end of their useful life. The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 "Long-Lived Assets Classified as Held for Sale", when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an "as is" basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The review of the related criteria for the year ended December 31, 2017 resulted in held for sale classification for certain of the Company's vessels (Notes 5 and 13).

Accounting for Revenues and Expenses

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis.

Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements, except for commissions, which are paid for by the Company. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

Earnings / (Loss) per Common Share

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Accounting for Dry-Docking Costs

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale. The unamortized dry-docking cost is reflected in Deferred Charges, net, in the accompanying consolidated balance sheets. Amortization of dry-docking costs, for 2017, 2016 and 2015 amounted to $744, $657 and $385, respectively, and is reflected in Depreciation and amortization of deferred charges, in the accompanying consolidated statement of operations.

Financing Costs and Liabilities

  Financing Costs and Liabilities: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt, in accordance with ASU 2015-13: Interest-Imputation of Interest. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Discount premiums (Notes 4 and 6) are accounted for similar to other financing fees. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred. A loan liability is derecognised when the Company pays the creditor and is relieved of its obligation for the liability. The difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the statement of operations.

Repairs and Maintenance

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Share Based Payment

  Share Based Payment: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured.  That cost is recognized under the straight-line method over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). When the service inception date precedes the grant date, the Company accrues the compensation cost for periods before the grant date based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on the fair value at the grant date. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Fair Value Measurements

  Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

  Level 1: Quoted market prices in active markets for identical assets or liabilities;
  Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
  Level 3: Unobservable inputs that are not corroborated by market data.

Concentration of Credit Risk

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Going Concern

  Going Concern: The Company's policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company's ability to continue as a going concern within one year from the date the financial statements are issued (Note 3).

Recent Accounting Pronouncements

(a) In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, FASB issued ASU No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The Company has evaluated the impact of the standard after reviewing historical contracts and has determined that all of the Company's agreements are considered leases. Certain non-lease components which are required to be assessed according to this standard, may only affect presentation and disclosures and not the way revenue is recognized.

(b)     In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company is analyzing the impact of the adoption of this guidance on the Company's consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

(c) In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

(d)       In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company will adopt the standard in the first quarter of 2018 and preliminarily expects that the adoption of the new standard will have no material impact on its consolidated financial statements and notes disclosures.

(e) In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company will adopt the standard in the first quarter of 2018 and preliminarily expects that the adoption of the new standard will have no material impact on its consolidated financial statements and notes disclosures.

(f) In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting" ("ASU 2017-09"), which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. ASU 2017-09 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017, however early adoption is permitted. The Company does not expect that the adoption of ASU 2017-09 will have a material effect in the Company's financial statements.

(g) In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception, (ASU 2017-11). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.